ACQUISITIONS AND DIVESTITURES - TAPSTONE ENERGY HOLDINGS LLC (“TAPSTONE”) BUSINESS COMBINATION (Details) $ in Thousands		12 Months Ended
	Dec. 07, 2021 USD ($) well shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 29, 2023 shares	Dec. 05, 2023 shares	Sep. 29, 2023 shares	Jun. 30, 2023 shares	Mar. 28, 2023 shares	Dec. 28, 2022 shares	Sep. 26, 2022 shares	Jun. 30, 2022 shares	Apr. 25, 2022	Mar. 28, 2022 shares	Dec. 31, 2021 shares	Dec. 17, 2021 shares	Sep. 24, 2021 shares	Jun. 24, 2021 shares	Mar. 26, 2021 shares	Dec. 31, 2020 shares
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Shares outstanding (in shares) | shares		47,556,000	41,447,000	47,857,000	0.05	48,157,000	48,165,000	47,869,000	41,447,000	42,294,000	42,527,000		42,502,000	42,483,000	42,480,000	42,480,000	42,472,000	35,376,000	35,369,000
Natural gas and oil properties, net		$ 2,490,375	$ 2,555,808
Chesapeake Granite Wash Trust
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Shares outstanding (in shares) | shares	46,750,000
TAPSTONE ENERGY HOLDINGS LLC (“TAPSTONE”) BUSINESS COMBINATION
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Collaborative agreement proportion of working interests in acquiree												51.25%
Number of wells in under development | well	6
Consideration transferred, acquisition-date fair value	$ 177,496
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration			$ 3,853
Transaction costs		$ 4,039
TAPSTONE ENERGY HOLDINGS LLC (“TAPSTONE”) BUSINESS COMBINATION | Chesapeake Granite Wash Trust
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Proportion of ownership interest in subsidiary (as a percent)	50.80%
Natural gas and oil properties, net	$ 16,087